Summary of Significant Accounting Policies (Details) - Schedule of Cash and Restricted Cash - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Restricted Cash [Abstract]
Cash	$ 96,873	$ 475,870
Restricted cash		41,665,974
Total cash and restricted cash	$ 96,873	$ 42,141,844